Statements of Operations	12 Months Ended						93 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 31, 2011 CAD
Operating Expense
Professional fees		31,015		26,470		32,447	168,370
Directors' fees							19,500
Management services				(2,152)		67,380	266,327
Consulting fees							3,823,685
Modification of warrants - stock-based compensation		622,364		882,464		1,243,124	3,941,028
Listing and filing fees		1,853		1,209		646	47,027
Transfer agent fees		2,041		75		56	2,172
Rent							7,546
Office and sundry		2,827		4,656		3,373	86,388
Total Operating Expense		660,100		912,722		1,347,026	8,362,043
Loss From Operations		(660,100)		(912,722)		(1,347,026)	(8,362,043)
Other Income (Expense)
Interest expense		(1,819)					(862)
Foreign exchange gain (loss)		(17)		37		(1,627)	(15,013)
Write-off of mineral property option agreement
Income from liability settlement		2,446					2,446
Surrendered oil and gas property interests		(133,630)		(27,580)			(161,210)
Total Other Income (Expense)		(133,020)		(27,543)		(1,627)	(174,639)
Net Loss		(793,120)		(940,265)		(1,348,653)	(8,536,682)
Basic and Diluted Net Loss Per Share	$ (1.75)		$ (2.08)		$ (3.02)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	452,759	452,759	451,740	451,740	446,759	446,759